Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	XD Fund Trust
Entity Central Index Key	0001997375
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000247806
Shareholder Report [Line Items]
Fund Name	XD Treasury Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IXDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200.
Additional Information Phone Number	1-833-993-9200
Additional Information Website	https://www.xdfundadvisor.com/#/marketFund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
AssetsNet	$ 594,011
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$594,011
Number of Portfolio Holdings	14
Total Advisory Fees Paid	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
31 - 60 days	49.4
1 - 30 days	31.1
61 - 90 days	25.9
Asset Weighting (% of total investments)
Value	Value
U.S. Government & Agencies	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000247805
Shareholder Report [Line Items]
Fund Name	XD Treasury Money Market Fund
Class Name	Investor Class Shares
Trading Symbol	VXDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200.
Additional Information Phone Number	1-833-993-9200
Additional Information Website	https://www.xdfundadvisor.com/#/marketFund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
AssetsNet	$ 594,011
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$594,011
Number of Portfolio Holdings	14
Total Advisory Fees Paid	$0

Holdings [Text Block]	Maturity Weightings (% of net assets)
Value	Value
31 - 60 days	49.4
1 - 30 days	31.1
61 - 90 days	25.9
Asset Weighting (% of total investments)
Value	Value
U.S. Government & Agencies	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.